Schedule H, Line 4i - Schedule of Assets(Held at End of Year) (Details) - 401K RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
Entity tax identification number	20-4606266
Plan number	002
Notes receivable from participants	$ 454,376
Total Investments and Loans	$ 24,987,300
Investment, Identifier [Axis]: Baird, Aggregate Bond Fund Class Institutional, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:BairdMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 177,158
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA, Intermediate Government Fixed Income Portfolio Institutional Class, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:DfaMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 38,042
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA, Real Estate Securities Portfolio Institutional Class, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:DfaMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 36,047
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA, U.S. Targeted Value Portfolio Institutional Class, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:DfaMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 203,552
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Energy Services of America, Unitized Stock Fund, United Stock Fund
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:EnergyServicesOfAmericaMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockMember
Current Value	$ 5,278,292
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Federated, Capital Preservation Fund (R6), Collective Investment Trusts
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:FederatedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 1,070,890
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Federated, Government Obligation, Collective Investment Trusts
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:FederatedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts
Current Value	$ 47,345
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity, Emerging Markets Index, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 131,358
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Harbor, International Fund Institutional Class, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:HarborMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 226,907
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JP Morgan, Mid-Cap Growth Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:JpMorganMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 347,504
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price, U.S. Small-Cap Growth Equity Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 366,437
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, 500 Index Fund Admiral Class, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,793,178
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Growth Index Fund Admiral Shares, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,884,104
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, High Dividend Yield Index Fund Admiral, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 710,207
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, High-Yield Corporate Fund Admiral Shares, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 221,711
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Inflation-Protected Securities Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 100,911
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Mid-Cap Index Fund Admiral Shares, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 303,496
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Mid-Cap Value Index Fund Admiral Shares, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 392,542
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2020, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 347,728
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2025, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 610,962
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2030, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 2,070,616
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2035, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 991,174
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2040, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 3,075,732
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2045, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 1,399,890
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2050, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 962,925
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2055, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 351,867
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2060, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 415,618
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2065, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 163,537
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target 2070, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 42,606
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Target Income, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 484,732
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Small-Cap Index Fund Admiral Shares, Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	esoa:VanguardMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Current Value	$ 285,856
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Mutual Funds
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
Current Value	$ 18,136,397
Collective Investment Trusts
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
Current Value	$ 1,118,235
Minimum
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
Interest rates of notes receivable from participants	4.25%	4.25%
Maximum
Schedule H, Line 4i - Schedule of Assets(Held at End of Year)
Interest rates of notes receivable from participants	10.50%	10.50%